CAPITAL STOCK	6 Months Ended
Jun. 30, 2019
CAPITAL STOCK
NOTE 8 - CAPITAL STOCK

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Common Stock: Authorized 1,000,000,000 shares, $.00001 par value; and 700,706,621 issued and outstanding as on the balance sheet date. Further, this Company is obligated to issue additional shares to the noteholders mentioned here below.

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Class A preferred stock: Authorized 50,000 shares, $ .00001 par value; and 34,289 Issued and outstanding as on the balance sheet date. Designation details are in Document # 20181127754 filed with the Secretary of State, Colorado on February 13, 2018.